Advance to Suppliers	6 Months Ended
Mar. 31, 2024
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advances to suppliers consist of the following:

	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Advances to suppliers for inventory raw material purchase	$368,960	$180,643
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$368,960	$180,643

Advances to suppliers represent prepayments made to suppliers to ensure continuous high-quality supplies and favorable purchase prices of raw materials.